Schedule of Investments(a)
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.96%
Aerospace & Defense–3.74%
General Dynamics Corp.	94,867	$21,336,537
Raytheon Technologies Corp.	860,051	81,808,051
Textron, Inc.	1,103,188	72,027,145
		175,171,733
Apparel Retail–1.61%
TJX Cos., Inc. (The)	1,186,826	75,446,529
Application Software–0.77%
Splunk, Inc.(b)	352,479	36,150,246
Automobile Manufacturers–2.55%
General Motors Co.(b)	3,095,755	119,743,803
Building Products–1.47%
Johnson Controls International PLC	1,263,439	68,870,060
Cable & Satellite–2.61%
Charter Communications, Inc., Class A(b)(c)	110,593	56,062,909
Comcast Corp., Class A	1,502,520	66,531,586
		122,594,495
Casinos & Gaming–0.84%
Las Vegas Sands Corp.(b)(c)	1,112,076	39,434,215
Communications Equipment–1.69%
Cisco Systems, Inc.(c)	1,757,716	79,185,106
Construction & Engineering–1.00%
Quanta Services, Inc.(c)	392,858	46,750,102
Consumer Finance–1.64%
American Express Co.	456,825	77,121,197
Data Processing & Outsourced Services–1.97%
Fiserv, Inc.(b)	467,507	46,834,851
PayPal Holdings, Inc.(b)	534,488	45,543,723
		92,378,574
Distillers & Vintners–1.41%
Diageo PLC (United Kingdom)	1,422,233	66,044,542
Diversified Banks–6.36%
Bank of America Corp.	3,313,961	123,279,349
Wells Fargo & Co.	3,819,113	174,800,802
		298,080,151
Electric Utilities–2.47%
American Electric Power Co., Inc.	399,724	40,783,840
Exelon Corp.	824,962	40,546,882
FirstEnergy Corp.	799,509	34,346,907
		115,677,629
Electrical Components & Equipment–0.86%
Emerson Electric Co.	453,641	40,219,811
Electronic Manufacturing Services–0.93%
TE Connectivity Ltd. (Switzerland)	335,465	43,405,816
Shares		Value
Fertilizers & Agricultural Chemicals–1.75%
Corteva, Inc.	1,308,847	$81,959,999
Food Distributors–1.80%
Sysco Corp.	565,547	47,607,747
US Foods Holding Corp.(b)	1,117,870	37,023,854
		84,631,601
Gold–0.75%
Barrick Gold Corp. (Canada)	1,715,336	35,147,235
Health Care Distributors–1.44%
McKesson Corp.	205,055	67,399,528
Health Care Equipment–2.60%
Medtronic PLC	800,663	80,186,399
Zimmer Biomet Holdings, Inc.	347,695	41,796,416
		121,982,815
Health Care Facilities–1.01%
Universal Health Services, Inc., Class B	380,813	47,453,108
Health Care Services–3.09%
Cigna Corp.	332,963	89,330,644
CVS Health Corp.	574,951	55,626,509
		144,957,153
Hotels, Resorts & Cruise Lines–1.40%
Booking Holdings, Inc.(b)	29,197	65,505,221
Industrial Machinery–1.37%
Parker-Hannifin Corp.	236,401	64,341,260
Insurance Brokers–1.14%
Willis Towers Watson PLC	253,036	53,408,309
Integrated Oil & Gas–2.55%
Chevron Corp.	683,395	119,361,771
Internet & Direct Marketing Retail–1.09%
Amazon.com, Inc.(b)	21,261	51,115,484
Investment Banking & Brokerage–4.51%
Charles Schwab Corp. (The)	899,805	63,076,330
Goldman Sachs Group, Inc. (The)	241,871	79,055,536
Morgan Stanley	803,047	69,174,469
		211,306,335
IT Consulting & Other Services–2.97%
Cognizant Technology Solutions Corp., Class A	1,862,762	139,148,321
Managed Health Care–2.29%
Anthem, Inc.	105,077	53,548,290
Centene Corp.(b)(c)	661,825	53,899,028
		107,447,318
Movies & Entertainment–1.49%
Walt Disney Co. (The)(b)	632,197	69,819,837

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Multi-line Insurance–2.45%
American International Group, Inc.	1,953,791	$114,648,456
Oil & Gas Exploration & Production–8.31%
Canadian Natural Resources Ltd. (Canada)	934,636	61,855,856
ConocoPhillips	1,452,848	163,242,001
Devon Energy Corp.	1,245,247	93,269,000
Pioneer Natural Resources Co.	255,907	71,126,792
		389,493,649
Other Diversified Financial Services–0.80%
Voya Financial, Inc.	547,075	37,534,816
Pharmaceuticals–7.56%
Bristol-Myers Squibb Co.	1,120,066	84,508,980
GSK PLC	2,292,539	50,078,605
Johnson & Johnson	244,347	43,867,617
Merck & Co., Inc.	1,065,292	98,038,823
Sanofi (France)(c)	731,035	78,065,827
		354,559,852
Railroads–1.69%
CSX Corp.	2,485,827	79,024,440
Real Estate Services–2.43%
CBRE Group, Inc., Class A(b)	1,375,459	113,943,024
Regional Banks–2.98%
Citizens Financial Group, Inc.	1,979,893	81,927,972
PNC Financial Services Group, Inc. (The)	195,157	34,232,489
Truist Financial Corp.	477,128	23,732,347
		139,892,808
Semiconductor Equipment–0.42%
Lam Research Corp.	37,472	19,486,564
Semiconductors–3.57%
Intel Corp.	1,502,992	66,762,905
NXP Semiconductors N.V. (China)	248,498	47,154,980
QUALCOMM, Inc.	373,286	53,462,021
		167,379,906
Shares		Value
Tobacco–1.76%
Philip Morris International, Inc.	778,278	$82,692,037
Trading Companies & Distributors–1.10%
Ferguson PLC(c)	432,341	51,690,690
Wireless Telecommunication Services–1.72%
T-Mobile US, Inc.(b)	606,051	80,780,538
Total Common Stocks & Other Equity Interests (Cost $3,140,058,471)		4,592,386,084
Money Market Funds–1.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e)	33,314,729	33,314,729
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(d)(e)	15,623,613	15,622,050
Invesco Treasury Portfolio, Institutional Class, 0.54%(d)(e)	38,073,976	38,073,976
Total Money Market Funds (Cost $87,006,908)		87,010,755
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $3,227,065,379)		4,679,396,839
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.09%
Invesco Private Government Fund, 0.74%(d)(e)(f)	15,376,776	15,376,776
Invesco Private Prime Fund, 0.87%(d)(e)(f)	35,875,558	35,879,146
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,255,247)		51,255,922
TOTAL INVESTMENTS IN SECURITIES–100.91% (Cost $3,278,320,626)		4,730,652,761
OTHER ASSETS LESS LIABILITIES—(0.91)%		(42,547,987)
NET ASSETS–100.00%		$4,688,104,774
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,019,989	$144,528,670	$(146,233,930)	$-	$-	$33,314,729	$20,235
Invesco Liquid Assets Portfolio, Institutional Class	16,951,637	103,131,063	(104,452,808)	(1,434)	(6,408)	15,622,050	12,602
Invesco Treasury Portfolio, Institutional Class	40,022,844	165,175,623	(167,124,491)	-	-	38,073,976	24,021
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,663,683	$324,425,697	$(311,712,604)	$-	$-	$15,376,776	$26,277*
Invesco Private Prime Fund	6,215,010	696,856,339	(667,168,245)	675	(24,633)	35,879,146	81,802*
Total	$100,873,163	$1,434,117,392	$(1,396,692,078)	$(759)	$(31,041)	$138,266,677	$164,937

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/05/2022	State Street Bank & Trust Co.	CAD	2,081,901	USD	1,645,840	$137
Currency Risk
07/01/2022	Bank of New York Mellon (The)	EUR	56,438,833	USD	60,511,290	(167,012)
07/01/2022	Bank of New York Mellon (The)	GBP	68,416,882	USD	85,500,919	(721,521)
07/01/2022	State Street Bank & Trust Co.	EUR	772,379	USD	827,771	(2,626)
07/01/2022	State Street Bank & Trust Co.	GBP	1,617,801	USD	2,020,202	(18,633)
07/01/2022	State Street Bank & Trust Co.	USD	2,319,893	EUR	2,153,311	(4,833)
07/01/2022	State Street Bank & Trust Co.	USD	1,348,542	GBP	1,068,810	(1,574)
07/05/2022	State Street Bank & Trust Co.	CAD	58,931,137	USD	46,064,524	(519,441)
Subtotal—Depreciation						(1,435,640)
Total Forward Foreign Currency Contracts						$(1,435,503)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,398,197,110	$194,188,974	$—	$4,592,386,084
Money Market Funds	87,010,755	51,255,922	—	138,266,677
Total Investments in Securities	4,485,207,865	245,444,896	—	4,730,652,761
Other Investments - Assets*
Forward Foreign Currency Contracts	—	137	—	137
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,435,640)	—	(1,435,640)
Total Other Investments	—	(1,435,503)	—	(1,435,503)
Total Investments	$4,485,207,865	$244,009,393	$—	$4,729,217,258

*	Unrealized appreciation (depreciation).
Invesco Growth and Income Fund